STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 31, 2024

DESCRIPTION                                 SHARES       MARKET VALUE
-----------                                 ------       ------------

COMMON STOCKS ? 97.81%


Pharmaceutical Preps-15.68%
   AbbVie Inc.                               9,730      $   1,771,833
   Bristol-Myers Squibb Co			  30,245		1,640,186
   Pfizer Inc.                              46,798          1,298,645
                                                            ---------
                                                            4,710,664

National Commercial Banks-15.01%
   Bank of America				  44,380		1,682,890
   Citigroup Inc.					  32,275		2,041,071
   Wells Fargo                              13,500            782,460
                                                            ---------
										4,506,421

Petroleum Refining-12.79%
   Chevron Corp.                            12,916          2,037,370
   Valero Energy Corp                       10,569          1,804,023
                                                            ---------
                                                            3,841,393

Cigarettes-10.60%
   British American Tobacco Industries	  53,354		1,627,297
   Altria Group, Inc.				  35,673		1,556,056
                                                            ---------
										3,183,353

Telephone Communications, Except
Radiotelephone-9.27%
   AT&T                                     77,649          1,366,622
   Verizon                                  33,788          1,417,744
                                                            ---------
                                                            2,784,366

Pipe Lines (No Natural Gas)-4.95%
   HF Sinclair Corp				  24,633		1,487,094

Paper Prods-4.67%
   Kimberly-Clark Corp				  10,833		1,401,249

Canned, Frozen & Preserved Fruit, Veg-4.60%
   The Kraft Heinz Company			  37,437		1,381,425


Gold and Silver Ores-4.41%
   Newmont Corp.					  36,957		1,324,539

-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 31, 2024

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Biolog Prod-4.41%
  Amgen Inc.					   4,659		1,324,647

Food and Kindred Products-3.96%
   Conagra Brands Inc				  40,105		1,188,712

Electronic Computers-3.95%
   Apple Inc.                                6,917          1,186,127

Computer Communications Equipment-3.52%
   Cisco Systems Inc.				  21,206		1,058,391

                                                           ----------


   Total common stocks (cost $23,758,947)               $  29,378,381
							                 ----------



SHORT-TERM INVESTMENTS ? 1.88%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.45%    563,658	 $      563,658
                                                             --------

   Total short-term investments (cost $   563,658)            563,658
                                                             --------

Total investment securities ? 99.69% (cost $24,322,605)    29,942,039

Other assets less liabilities ?  0.31%                         93,057
                                                             --------

Net assets - 100.00%                                   $   30,035,096
                                                         ============















FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles (?GAAP?), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2024:

                                    Investments          Other
                                    in                   Financial
      Level                         Securities*          Instruments **
      -----                         ----------           -----------
      Level 1:
         Common Stock               $29,378,381		   $          0
         Short term investments         563,658    			  0
                                    -----------          ------------
            Total Level 1:           29,942,039				  0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $29,942,039          $          0
                                    ===========          ============

   *All investments in securities are classified as ?Highly Liquid?.

   ** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument. As of March 31, 2024, the Fund did not own any other financial instruments.